10Q SHARE-BASED AWARDS AND STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation Expense
The following table summarizes share-based compensation expense and the related income tax benefit recognized for our share-based awards and stock options:

	Three Months Ended
	March 31, 2025	March 31, 2024

	(in thousands)

Share-based compensation expense from continuing operations	$30,288	$33,359
Share-based compensation expense from discontinued operations	9,452	6,758
Total share-based compensation expense	$39,740	$40,117

Total income tax benefit	$6,265	$9,366

The following table summarizes share-based compensation expense and the related income tax benefit recognized for our share-based awards and stock options:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Share-based compensation expense from continuing operations	$137,769	$178,138	$142,251
Share-based compensation expense from discontinued operations	26,475	30,856	21,010
Total share-based compensation expense	$164,244	$208,994	$163,261

Total income tax benefit	$35,528	$48,446	$38,059

Schedule of Changes in Unvested Restricted Stock Awards and Performance Units
The following table summarizes the changes in unvested restricted stock and performance awards for the three months ended March 31, 2025:

	Shares	Weighted-Average Grant-Date Fair Value

	(in thousands)

Unvested at December 31, 2024	2,252	$126.07
Granted	1,446	105.35
Vested	(1,027)	128.59
Forfeited	(85)	111.46
Unvested at March 31, 2025	2,586	$113.27

The following table summarizes the changes in unvested restricted stock awards and performance units for the years ended December 31, 2024, 2023 and 2022:

	Shares	Weighted-Average Grant-Date Fair Value

	(in thousands)

Unvested at December 31, 2021	1,640	$184.90
Granted	1,496	137.51
Vested	(756)	170.79
Forfeited	(235)	164.06
Unvested at December 31, 2022	2,145	159.04
Replacement Awards	202	98.44
Granted	1,322	112.81
Vested	(1,041)	157.33
Forfeited	(147)	128.18
Unvested at December 31, 2023	2,481	131.41
Granted	1,225	128.97
Vested	(1,224)	140.79
Forfeited	(230)	119.07
Unvested at December 31, 2024	2,252	$126.07

Schedule of Changes in Stock Option Activity
The following table summarizes stock option activity for the three months ended March 31, 2025:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

	(in thousands)		(years)	(in millions)

Outstanding at December 31, 2024	778	$112.91	5.5	$9.0
Granted	208	105.28
Forfeited	(17)	111.74
Exercised	(19)	54.37
Outstanding at March 31, 2025	950	$112.35	6.3	$4.5

Options vested and exercisable at March 31, 2025	605	$112.97	4.5	$4.5

The following table summarizes changes in stock option activity for the years ended December 31, 2024, 2023 and 2022:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

	(in thousands)		(years)	(in millions)

Outstanding at December 31, 2021	1,172	$107.44	5.8	$47.4
Granted	154	136.02
Forfeited	(89)	147.65
Exercised	(98)	65.69		5.5
Outstanding at December 31, 2022	1,139	111.75	5.4	17.3
Replacement Awards	142	98.44
Granted	233	110.83
Forfeited	(297)	155.35
Exercised	(296)	89.08		9.4
Outstanding at December 31, 2023	921	99.54	5.0	32.1
Granted	168	127.99
Forfeited	(77)	150.55
Exercised	(234)	59.16		16.0
Outstanding at December 31, 2024	778	$112.91	5.5	$9.0

Options vested and exercisable at December 31, 2024	521	$110.07	4.0	$7.9

Schedule of Fair Valuation Assumptions	Fair value was estimated on the date of grant using the Black-Scholes valuation model with the following weighted-average assumptions:

	Three Months Ended
	March 31, 2025	March 31, 2024

Risk-free interest rate	4.01%	4.16%
Expected volatility	47%	45%
Dividend yield	0.88%	0.90%
Expected term in years	5	5
Fair value was estimated on the date of grant using the Black-Scholes valuation model with the following weighted-average assumptions:

	Years Ended December 31,
	2024	2023	2022

Risk-free interest rate	4.13%	3.84%	1.87%
Expected volatility	45%	45%	40%
Dividend yield	0.90%	0.81%	0.56%
Expected term (years)	5	5	5